NOTE 8 - LOAN PAYABLE (Details) - Future Scheduled Repayments of Principal on Loan Payable (USD $)	15 Months Ended
Mar. 31, 2013
Future Scheduled Repayments of Principal on Loan Payable [Abstract]
Within one year	$ 95,530
$ 95,530